LONG-TERM DEBT (Schedule of Other Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Operating leases	$ 16,022	$ 7,874
Tower's loans (including current maturities) [Member]
Debt Instrument [Line Items]
JPY loans - principal amount	92,568	98,962
Capital leases and other long-term liabilities	$ 52,928	$ 73,977
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt, Excluding Current Maturities	Long-Term Debt, Excluding Current Maturities
Operating leases	$ 16,022	$ 7,874
Less - current maturities	(28,112)	(48,376)
Fair value	$ 133,406	$ 132,437